INCOME TAX EXPENSE / (CREDIT) (Tables)	12 Months Ended
Dec. 31, 2022
SCHEDULE OF INFORMATION ABOUT INCOME TAX EXPENSES/(CREDIT)

	For the years ended December 31,
	2022	2021	2020
	RMB’000	RMB’000	RMB’000
Continuing operations
Current Tax:
PRC Income Tax	209	217	33
Reversal of income tax refundable	—	—	-

Deferred tax expense	—	—	—
	209	217	33

SCHEDULE OF RECONCILIATION BETWEEN INCOME TAX EXPENSES (CREDIT) AND (LOSS) PROFIT BEFORE TAXATION AT APPLICABLE TAX RATES

Reconciliation between income tax expense (credit) and (loss) profit before taxation at applicable tax rates is as follows:

	For the years ended December 31,
	2022	2021	2020
	RMB’000	RMB’000	RMB’000
Loss before taxation	(53,435)	(89,841)	(193,062)
Tax calculated at a tax rate of 25%	(13,359)	(22,460)	(48,266)
Tax effect on non-deductible expenses	—	—	—
Tax effect on different tax rates of group entities operating in other jurisdictions	4,705	5,163	1,607
Inventory provision (reversal) that are not tax deductible (taxable)	(1,011)	(24,809)	(575)
Bad debts expense (reversal) that are not tax deductible	(19,613)	30,417	37,567
Depreciation and amortization adjustments that are not tax deductible	(7,584)	(11,337)	(14,757)
Other	—	—	-
Lease charge under IFRS 16	(42)	(193)	282
Net operating losses not recognized to deferred tax assets	37,113	23,436	24,175
Tax per financial statements	209	217	33